Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0002079013
Registrant Name	Hall Chadwick Acquisition Corporation
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES